Business acquisitions and equity investment transactions (Schedule of Condensed Financial Information - Ganji) (Details) - Falcon View Technology ("Ganji") [Member] $ in Thousands	4 Months Ended
Aug. 06, 2015 USD ($)
Operating data:
Revenues	$ 52,400
Gross profit	47,507
Loss from operations	(329,014)
Net loss	(328,076)
Net loss attributable to Ganji's shareholders	(327,688)
Balance sheets data:
Current assets	170,558
Non-current assets	264,502
Current liabilities	165,459
Non-current liabilities	64,211
Mezzanine equity	4,926
Total shareholders' equity	$ 200,464